Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Short Obligations Fund	Jul. 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	500
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61	[1]
Expense Example, with Redemption, 3 Years	199	[1]
Expense Example, with Redemption, 5 Years	348	[1]
Expense Example, with Redemption, 10 Years	$ 783	[1]

[1]	These expense figures do not reflect the imposition of the CDSC which may be deducted upon the redemption of Investor A Shares of the Fund received in an exchange transaction for Investor A Shares of an Investor A Load-Waived BlackRock Fund as described in the applicable prospectuses. No CDSC is deducted upon the redemption of Investor A Shares of the Fund that are not acquired by exchange.